Derivatives (Derivative Assets and Liabilities) (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Fair Value, Gross Asset	$ 293	$ 434
Derivative Asset, Collateral, Obligation to Return Cash, Offset	(126)	(181)
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Fair Value, Gross Liability	491	491
Derivative Liability, Collateral, Right to Reclaim Cash, Offset	(126)	(181)
Current Derivative Assets or Liabilities [Member]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Total	148	141
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Total	260	227
Long term derivative assets or liabilities [Member]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Total	19	112
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Total	105	83
Cash Flow Hedging [Member]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Fair Value, Gross Asset	0	7
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Fair Value, Gross Liability	5	7
Cash Flow Hedging [Member] | Power swaps [Member]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Fair Value, Gross Asset	0	5
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Fair Value, Gross Liability	0	2
Cash Flow Hedging [Member] | Foreign Exchange Forward [Member]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Fair Value, Gross Asset	0	2
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Fair Value, Gross Liability	5	5
Regulatory Deferral Hedge [Member]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Fair Value, Gross Asset	105	195
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Fair Value, Gross Liability	7	28
Regulatory Deferral Hedge [Member] | Power swaps [Member]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Fair Value, Gross Asset	2	5
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Fair Value, Gross Liability	1	3
Regulatory Deferral Hedge [Member] | Foreign Exchange Forward [Member]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Fair Value, Gross Asset	29	32
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Fair Value, Gross Liability	0	4
Regulatory Deferral Hedge [Member] | Derivative instrument whose primary underlying risk is tied to commodity prices for coal purchases.
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Fair Value, Gross Asset	71	137
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Fair Value, Gross Liability	1	10
Regulatory Deferral Hedge [Member] | Natural gas purchases and sales [Member]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Fair Value, Gross Asset	2	6
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Fair Value, Gross Liability	4	7
Regulatory Deferral Hedge [Member] | Heavy fuel oil purchases [Member]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Fair Value, Gross Asset	1	15
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Fair Value, Gross Liability	1	4
Held for Trading Hedge [Member]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Fair Value, Gross Asset	187	230
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Fair Value, Gross Liability	479	456
Held for Trading Hedge [Member] | Power swaps and physical contracts [Member]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Fair Value, Gross Asset	62	125
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Fair Value, Gross Liability	76	162
Held for Trading Hedge [Member] | Natural gas swaps, futures, forwards, physical contracts [Member]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Fair Value, Gross Asset	125	105
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Fair Value, Gross Liability	403	294
Other Derivatives Hedge [Member]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Fair Value, Gross Asset	1	2
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Fair Value, Gross Liability	0	0
Other Derivatives Hedge [Member] | Interest Rate Swap [Member]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Fair Value, Gross Asset	1	2
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Fair Value, Gross Liability	0	0
Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Collateral, Obligation to Return Cash, Offset	(1)	(14)
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Collateral, Right to Reclaim Cash, Offset	(1)	(14)
Designated as Hedging Instrument [Member] | Held for Trading Hedge [Member]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Collateral, Obligation to Return Cash, Offset	(125)	(167)
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Collateral, Right to Reclaim Cash, Offset	$ (125)	$ (167)